INTANGIBLE ASSETS AND GOODWIL - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangibles impairment charge	$ 27,764	$ 0	$ 27,764	$ 0	$ 31,700	$ 31,700	$ 0	$ 0
Goodwill	$ 0		0		$ 13,100	$ 13,064	$ 13,064
Vicinium | Europe | IPR&D intangible assets:
Finite-Lived Intangible Assets [Line Items]
Intangibles impairment charge			$ 14,700
Impairment of intangible assets risk adjusted			24.50%